RELATED PARTY TRANSACTIONS - Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 807,505	$ 115,472	¥ 1,260,163	¥ 1,263,332
Related party
RELATED PARTY TRANSACTIONS
Interest income, net	11,895		7,010	6,987
Related party | IFM
RELATED PARTY TRANSACTIONS
Interest income, net	1,552		3,421	5,076
Related party | Beihaojia business investees
RELATED PARTY TRANSACTIONS
Interest income, net	10,014		2,258	0
Related party | Others
RELATED PARTY TRANSACTIONS
Interest income, net	¥ 329		¥ 1,331	¥ 1,911